Business Combination - Schedule of Elements of Net Proceeds From Business Combination Transaction (Detail) - Cerevel Therapeutics, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Less: Underwriting fees and other offering costs paid prior to year end	$ (24,505)
Proceeds from Business Combination Transaction, net of offering costs paid per the Cash Flows from Financing Activities	442,617
Less: Other offering costs included in accounts payable and other current liabilities	(140)
Less: Acceleration of Cerevel management fees paid to Bain Investor included in G&A expense	(2,984)
Net proceeds from the Business Combination Transaction	439,493
ARYA Trust and Cash (Net of Redemptions) [Member]
Business Acquisition [Line Items]
Cash	147,122
PIPE Financing [Member]
Business Acquisition [Line Items]
Cash	$ 320,000